Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net Loss for the year	$ (87,354)	$ (25,686)	$ (3,487,757)	$ (479,341)
Items not involving cash flows from operating activities:
Transaction costs			38,280	299,839
Depreciation	233	153	556	157
Accretion of debt discount	4,081
Amortization of intangible assets			326	129
Professional fees paid in shares			2,871,164
Sales and marketing fees paid in shares			73,500
Financing fees paid in shares			12,823
Loss on disposal of capital assets				72
Fair value of services rendered by shareholder	0	10,072		45,269
Total Items not involving cash flows from operating activities	(83,040)	(15,461)	(491,108)	(133,875)
Net changes in non cash working capital:
Decrease (increase) in accounts receivable	34,929	1,938	(76,561)	3,839
Decrease (increase) in inventory	27,648	(83,777)	(40,240)	66,239
Decrease (increase) in prepaid expenses	(3,501)	(1,316)	1,496	(4,582)
Decrease (increase) in related party receivables	(1,681)	485	(672)
Increase (decrease) in income taxes payable	305	(467)	(898)	(765)
Increase (decrease) in accounts payable and accrued liabilities	22,240	83,684	65,941	37,498
Net changes in non cash working capital	79,940	547	(50,934)	102,229
Cash used in operating activities	(3,100)	(14,914)	(542,042)	(31,646)
Investing Activities
Cash received upon completion of Reverse Acquisition Transaction				1,552
Transaction costs		(53,150)	(95,011)	(215,000)
Capital assets		(2,061)	(39,957)
Intangible assets		(3,110)	(3,500)
Cash used in investing activities		(58,321)	(138,468)	(213,448)
Financing Activities
Overdraft proceeds	1,316
Share subscriptions payable		279,800	528,195	383,000
Proceeds from promissory notes payable			100,300
Repayments of promissory notes payable	(4,076)		(54,200)
Payments to related parties		(6,954)		(37,231)
Proceeds from related parties				6,272
Cash provided by financing activities	(2,760)	272,846	574,295	352,041
Effects of Foreign Currency Translation	(8,606)	(5,537)	(35,054)	31,271
Change in cash	(14,466)	194,074	(141,269)	138,218
Cash and cash equivalents beginning of year	14,466	155,735	155,735	17,517
Cash and cash equivalents end of year		$ 349,809	$ 14,466	$ 155,735